Accounts receivable, net (Details 1) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Accounts receivable, net
Balance as of beginning of period	$ 7,732,717	$ 496,299
Addition	0	7,029,706
Reversal	(7,504,925)	0
Translation adjustments	(227,792)	206,712
Balance as of end of period	$ 0	$ 7,732,717